Mairs & Power Small Cap Fund
Schedule of Investments
September 30, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 7.4%
Life Time Group Holdings, Inc. (a)	172,317	$ 6,872,002
Patrick Industries, Inc.	108,640	7,363,619
Polaris, Inc.	58,186	3,034,400
		17,270,021

Consumer Staples - 2.8%
Casey's General Stores, Inc.	5,732	3,487,693
Sprouts Farmers Market, Inc. (a)	45,858	3,042,678
		6,530,371

Financials - 18.4%
Alerus Financial Corp.	203,417	6,423,909
Associated Banc-Corp.	238,334	6,828,269
Cullen/Frost Bankers, Inc.	42,471	6,484,047
Glacier Bancorp, Inc.	106,200	4,587,840
Piper Sandler Cos.	47,911	3,160,689
QCR Holdings, Inc.	84,679	8,287,957
Wintrust Financial Corp.	50,119	7,107,877
		42,880,588

Health Care - 9.7%
Bio-Techne Corp.	57,249	4,148,835
Labcorp Holdings, Inc.	15,265	4,703,299
Medpace Holdings, Inc. (a)	7,495	4,678,229
RadNet, Inc. (a)	133,116	9,177,017
		22,707,380

Industrials - 20.5%
AAR Corp. (a)	79,651	8,082,187
API Group Corp. (a)	57,969	2,237,603
Generac Holdings, Inc. (a)	8,686	1,797,568
Hub Group, Inc. - Class A	129,879	3,841,821
JBT Marel Corp.	73,838	7,796,555
nVent Electric PLC	41,354	6,631,941
Oshkosh Corp.	23,183	2,986,434
Tennant Co.	27,551	1,851,978
Toro Co.	77,522	7,474,671
Trex Co., Inc. (a)	116,022	5,053,918
		47,754,676

Information Technology - 27.4% (b)
Ambarella, Inc. (a)	126,353	8,782,797
Bentley Systems, Inc. - Class B	296,054	9,458,925
Clearfield, Inc. (a)	164,133	5,111,102
Cognex Corp.	156,721	9,505,129
Entegris, Inc.	54,742	8,433,552
Littelfuse, Inc.	16,979	7,194,681
Plexus Corp. (a)	34,867	9,098,544
Workiva, Inc. (a)	95,088	6,330,008
		63,914,738

Materials - 8.4%
Hawkins, Inc.	13,012		1,639,512
HB Fuller Co.	104,492		5,169,219
James Hardie Industries PLC (a)	225,956		5,718,946
Knife River Corp. (a)	138,411		6,978,683
			19,506,360

Utilities - 5.4%
Black Hills Corp.	98,285		6,887,813
IDACORP, Inc.	8,839		1,155,522
MGE Energy, Inc.	16,508		1,146,481
Northwestern Energy Group, Inc.	51,191		3,500,441
			12,690,257
TOTAL COMMON STOCKS (Cost $168,439,110)			233,254,391

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.76% (c)	178,503		178,503
TOTAL MONEY MARKET FUNDS (Cost $178,503)			178,503

TOTAL INVESTMENTS - 100.1% (Cost $168,617,613)			233,432,894
Liabilities in Excess of Other Assets - (0.1)%		(0.00076)	(177,449)
TOTAL NET ASSETS - 100.0%			$ 233,255,445

Percentages are stated as a percent of net assets. PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2026.

Summary of Fair Value Disclosure as of September 30, 2026 (Unaudited)

Mairs & Power Small Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 233,254,391	$ –	$ –	$ 233,254,391
Money Market Funds	178,503	–	–	178,503
Total Investments	$ 233,432,894	$ –	$ –	$ 233,432,894

Refer to the Schedule of Investments for further disaggregation of investment categories.